UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
Operating and formation costs	$ 999,216	$ 92,234	$ 1,623,500	$ 93,068
Franchise tax expense	50,000	24,034	150,656	24,034
Loss from operations	(1,049,216)	(116,268)	(1,774,156)	(117,102)
Warrant issuance costs	0	(18,797)	0	(18,797)
Loss on sale of private warrants	0	(1,253,929)	0	(1,253,929)
Net gain on investments held in Trust Account	279,627	7,023	469,109	7,023
Change in fair value of warrant liability	1,110,686	(4,072,514)	(46,279)	(4,072,514)
Net income (loss) before income taxes	(1,880,275)	2,690,543	(1,258,768)	2,689,709
Income tax expense	(39,340)	0	(39,340)	0
Net income (loss)	$ (1,919,615)	$ 2,690,543	$ (1,298,108)	$ 2,689,709
Basic weighted average shares outstanding	10,307,037	9,453,125	13,957,179	5,008,929
Basic net income (loss) per common share	$ (0.19)	$ 0.28	$ (0.09)	$ 0.54
Diluted weighted average shares outstanding	10,307,037	9,672,826	13,957,179	5,356,456
Diluted net income (loss) per common share	$ (0.19)	$ 0.28	$ (0.09)	$ 0.50